Share based compensation (2013 Share Incentive Plan) (Details) (Restricted Share Units [Member], April 30, 2014 [Member], USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU grant	74,000
Expense related to grant	$ 210
Unrecognized compensation costs	$ 2,842
Weighted average period for grant to be recognized	2 years 4 months 2 days
Fair value assumptions:
Expected dividend yield	2.06%
Termination rate	4.35%
Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%
Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	50.00%